Cash	12 Months Ended
Aug. 31, 2019
Notes To Financial Statements [Abstract]
Cash
16.	Cash
As at August 31, 2019, cash total $3,389,319 (August 31, 2018 - $426,062), consisting of cash on deposit with banks in general minimum interest bearing accounts.